Commitments (Details) - Schedule of lease cost - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Schedule of lease cost [Abstract]
Operating lease cost – amortization of ROU	$ 15,329	$ 16,372	$ 45,299	$ 48,220	$ 54,694
Operating lease cost – interest expense on lease liability	$ 1,610	$ 160	$ 5,513	$ 814	$ 825
Weighted Average Remaining Lease Term - Operating leases	2 years 3 months	5 months 1 day	2 years 3 months	5 months 1 day
Weighted Average Discount Rate - Operating leases	5.00%	3.00%	5.00%	3.00%	3.00%